Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 43,820
Minimum Future Revenues Year Two	$ 11,209